Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
5610445632	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
4678750116	3	[3] TIL Incomplete	Final TIL incomplete due to missing borrower signature.	TESTED		TR Tested	RB	B	B	B
4939848411	3	[3] TIL Incomplete [2] Initial TIL Missing	Final TIL is marked final and was signed at closing; however, reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	TESTED		TR Tested	RB	B	B	B
9602326363	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice of Right to Select Attorney	Finance charges under disclosed by $50.03 which exceeds the $35 for refinances. TIL itemization did not disclose a closing fee of $50 as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
5441269356	3
[3]   HUD-1 Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Mortgage Broker Dislcosure
[2]   State - Missing Title Protection Disclosure
[2]   State - Missing Choice of Insurance Disclsoure
				NO		TNR Testing Not Required	RD	D	D	D
9654777865	3	[3] TIL Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Notice of Right to Select Attorney [2] Initial GFE Missing [2] Initial TIL Missing		NO		TNR Testing Not Required	RD	D	D	D
5493924593	3
[3]   TIL Missing
[3]   HUD-1 Incomplete
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
			Final HUD not signed by the borrower.	NO		TNR Testing Not Required	RD	D	D	D
3952290970	2
[2]   State - Missing Interest Rate Disclsoure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
							RB	B	B	B
1518185052	3	[3] TIL Incomplete [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		TNR Testing Not Required	RB	B	B	B
3175905794	2	[2] Initial TIL Missing					RB	B	B	B
7977457881	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note					RB	B	B	B